Intangible Assets - Details of Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2018	Dec. 31, 2017
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.40%	7.30%
Post-tax WACC	5.30%	5.30%
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.80%	9.10%
Post-tax WACC	5.20%	6.60%
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	13.90%	11.50%
Post-tax WACC	9.20%	7.80%
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.40%	13.90%
Post-tax WACC	7.50%	10.70%
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	21.20%	16.60%
Post-tax WACC	11.00%	10.60%
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.20%	8.30%
Post-tax WACC	7.00%	6.50%
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	19.60%	11.00%
Post-tax WACC	11.30%	7.30%
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.70%	9.70%
Post-tax WACC	6.60%	6.20%
South America [member] | FEMSA Comercio - Health Division [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.00%	6.90%
Post-tax WACC	6.30%	6.20%
South America [member] | FEMSA Comercio - Health Division [member] | 2017 - 2026 [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.00%
Expected Volume Growth Rates		2.00%
South America [member] | FEMSA Comercio - Health Division [member] | 2018 - 2027 [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.00%
Expected Volume Growth Rates	0.40%
2017 - 2026 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.70%
Expected Volume Growth Rates		2.20%
2017 - 2026 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.10%
Expected Volume Growth Rates		3.20%
2017 - 2026 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.30%
Expected Volume Growth Rates		2.70%
2017 - 2026 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.70%
Expected Volume Growth Rates		7.10%
2017 - 2026 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		5.00%
Expected Volume Growth Rates		4.90%
2017 - 2026 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.30%
Expected Volume Growth Rates		3.40%
2017 - 2026 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		10.70%
Expected Volume Growth Rates		3.10%
2017 - 2026 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.10%
Expected Volume Growth Rates		1.30%
2018 - 2027 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.00%
Expected Volume Growth Rates	1.40%
2018 - 2027 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.10%
Expected Volume Growth Rates	4.00%
2018 - 2027 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.00%
Expected Volume Growth Rates	1.60%
2018 - 2027 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.20%
Expected Volume Growth Rates	7.30%
2018 - 2027 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	6.20%
Expected Volume Growth Rates	3.80%
2018 - 2027 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.40%
Expected Volume Growth Rates	3.00%
2018 - 2027 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	21.90%
Expected Volume Growth Rates	2.70%
2018 - 2027 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.80%
Expected Volume Growth Rates	1.70%